Critical Accounting Estimates, assumptions and Judgements - Additional Information (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	$ 362,448	$ 123,277	$ 122,821
PropertyGuru Viet Nam Joint Stock Company [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	115,817	$ 112,413
Panama [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	$ 235,797